Provisions - Summary of Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance	₩ 254,162	₩ 281,876
Increase (Transfer)	33,004	66,603
Usage	(9,204)	(56,885)
Reversal	(27,092)	(37,432)
Change in scope of consolidation	1,322
Ending balance	252,192	254,162
Current	165,990	175,612
Non-current	86,202	78,550
Litigation [member]
Disclosure of other provisions [line items]
Beginning balance	64,241	58,760
Increase (Transfer)	17,064	42,684
Usage	(3,948)	(35,640)
Reversal	(857)	(1,563)
Ending balance	76,500	64,241
Current	76,500	64,241
Restoration cost [member]
Disclosure of other provisions [line items]
Beginning balance	113,289	118,828
Increase (Transfer)	(1,933)	6,591
Usage	(2,990)	(5,394)
Reversal	(3,023)	(6,736)
Change in scope of consolidation	424
Ending balance	105,767	113,289
Current	22,343	37,906
Non-current	83,424	75,383
Others [member]
Disclosure of other provisions [line items]
Beginning balance	76,632	104,288
Increase (Transfer)	17,873	17,328
Usage	(2,266)	(15,851)
Reversal	(23,212)	(29,133)
Change in scope of consolidation	898
Ending balance	69,925	76,632
Current	67,147	73,465
Non-current	₩ 2,778	₩ 3,167